Derivative instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses recorded	$ 0
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Staff	Staff	Staff
Gain or (loss) recognized in income on derivatives	$ (3,000,000)	$ 4,000,000	$ 13,000,000
Value-at-risk methodology assumed holding period for instruments	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral The Bank of New York Mellon would have to post for existing collateral arrangements, if The Bank of New York Mellon had fallen below investment grade	$ 235,000,000	214,000,000
Foreign exchange contracts | Net investment hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	10,400,000,000
Foreign exchange contracts | Forecasted Foreign Currency
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount of pre-tax gain (loss) to be reclassified in the next 12 months from AOCI to earnings	4,000,000
Foreign exchange contracts | Forecasted Foreign Currency | Cash flow hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 674,000,000
Original maturities, maximum, of hedged instruments	18 months
Pre-tax gain (loss) recognized in OCI related to cash flow hedges	$ 3,000,000
Foreign currency forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedging derivatives, maturities, maximum	1 year
Debt Securities | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	$ 30,100,000,000
Hedged financial instruments, notional amount of derivative	30,100,000,000
Debt Securities | Foreign currency forward
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	0
Long-term debt | Interest rate swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	22,700,000,000
Hedged financial instruments, notional amount of derivative	$ 22,700,000,000
Original maturities, minimum, of hedged instruments	5 years
Original maturities, maximum, of hedged instruments	30 years
Not Designated as Hedging Instrument, Economic Hedge | Equity Swap
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain or (loss) recognized in income on derivatives	$ 22,000,000	$ (43,000,000)	$ 35,000,000